DAVIS NEW YORK VENTURE FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:Davis New York Venture Fund, Inc. (File Nos. 2-29858, 811-1701)

Davis Global Fund (S000003441; C000009524, C000009525, C000009526, C000039882)
Davis International Fund (S000014591; C000039879, C000039880, C000039881, C000082064)

The undersigned on behalf of Davis New York Venture Fund, Inc. ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have materially differed from that contained in the Registrant's most recent post-effective amendment to its registration statement, filed on February 26, 2015. The text of such amendment to the registration statement was filed electronically.

Dated: February 27, 2015

Davis New York Venture Fund, Inc.

By: /s/ Ryan Charles
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Ryan Charles, Secretary